LONG-TERM DEBT - Summary of Long-term Debt (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Nov. 04, 2016
Disclosure of detailed information about borrowings [line items]
Less current portion	CAD (1,756)		CAD (750)
Long-term debt	12,692		15,330
Bank Credit Facilities, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Long-term debt			100
Bank Credit Facilities, US Portion
Disclosure of detailed information about borrowings [line items]
Long-term debt | $				$ 150
Senior Notes Due 2017 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	CAD 500
Interest rate	3.00%	3.00%
Senior Notes Due 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount | $		$ 1,400
Interest rate	6.80%	6.80%
Senior Notes Due 2019 - 2.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	CAD 400
Interest rate	2.80%	2.80%
Senior Notes Due 2019 - 5.380% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	CAD 500
Interest rate	5.38%	5.38%
Senior Notes Due 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	CAD 900
Interest rate	4.70%	4.70%
Senior Notes Due 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	CAD 1,450
Interest rate	5.34%	5.34%
Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	CAD 600
Interest rate	4.00%	4.00%
Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount | $		$ 500
Interest rate	3.00%	3.00%
Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount | $		$ 850
Interest rate	4.10%	4.10%
Senior Notes Due 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	CAD 600
Interest rate	4.00%	4.00%
Senior Notes Due 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount | $		$ 700
Interest rate	3.625%	3.625%
Senior Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Principal amount | $				500
Interest rate					2.90%
Senior Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount | $		$ 500
Interest rate	2.90%	2.90%			2.834%
Senior Debentures Due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount | $		$ 200
Interest rate	8.75%	8.75%
Senior Notes Due 2038 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount | $		$ 350
Interest rate	7.50%	7.50%
Senior Notes Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	CAD 500
Interest rate	6.68%	6.68%
Senior Notes Due 2040 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	CAD 800
Interest rate	6.11%	6.11%
Senior Notes Due 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	CAD 400
Interest rate	6.56%	6.56%
Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount | $		$ 500
Interest rate	4.50%	4.50%
Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount | $		$ 650
Interest rate	5.45%	5.45%
Senior Notes Due 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount | $		$ 1,050
Interest rate	5.00%	5.00%
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	CAD 14,555		16,197
Gross carrying amount | Bank Credit Facilities, Canadian Portion | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0		100
Gross carrying amount | Bank Credit Facilities, US Portion | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt | $		$ 0		201
Gross carrying amount | Senior Notes Due 2017 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	250
Long-term debt	0		250
Gross carrying amount | Senior Notes Due 2017 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0		500
Gross carrying amount | Senior Notes Due 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt | $		1,756		1,880
Gross carrying amount | Senior Notes Due 2019 - 2.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	400		400
Gross carrying amount | Senior Notes Due 2019 - 5.380% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500		500
Gross carrying amount | Senior Notes Due 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	900		900
Gross carrying amount | Senior Notes Due 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,450		1,450
Gross carrying amount | Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	600		600
Gross carrying amount | Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt | $		627		671
Gross carrying amount | Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt | $		1,066		1,141
Gross carrying amount | Senior Notes Due 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	600		600
Gross carrying amount | Senior Notes Due 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt | $		878		940
Gross carrying amount | Senior Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt | $		627		671
Gross carrying amount | Senior Debentures Due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt | $		251		269
Gross carrying amount | Senior Notes Due 2038 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt | $		439		470
Gross carrying amount | Senior Notes Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500		500
Gross carrying amount | Senior Notes Due 2040 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	800		800
Gross carrying amount | Senior Notes Due 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	400		400
Gross carrying amount | Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt | $		627		671
Gross carrying amount | Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt | $		816		873
Gross carrying amount | Senior Notes Due 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt | $		$ 1,318		$ 1,410
Deferred transaction costs and discounts
Disclosure of detailed information about borrowings [line items]
Long-term debt	CAD (107)		CAD (117)